Income Taxes (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets:
Net operating loss carryforwards	$ 2,646,000	$ 2,285,000
Other	130,000	337,000
Deferred tax assets gross	2,776,000	2,622,000
Valuation allowance	(2,776,000)	(2,622,000)
Net deferred tax assets